Escrow Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Escrow Deposits
Schedule of Payments Related to Escrow Deposits
	Dec. 31, 2025	Dec. 31, 2024
Labor claims	191	219

Tax contingencies
Income tax on interest on equity	36	34
PIS/Pasep and Cofins taxes (1)	5	5
Donations and legacy tax (ITCD)	38	67
Urban property tax (IPTU)	144	110
Finsocial tax	51	48
Income and social contr. tax on indemnity for employees' 'Anuênio' benefit (note 21)	349	332
Income tax withheld at source on inflationary income	-	10
Income tax and contribution tax effective rate	169	153
Other	129	120
	921	879

Other
Regulatory	53	42
Third party	13	10
Customer relations	65	7
Court embargo	45	26
Other	23	13
	199	98
	1,311	1,196

(1)	Includes escrow deposits from legal actions related to INSS and PIS/Pasep and Cofins taxes.